Supplement dated May 14, 2019
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus Dated	SAI Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio (VP) - Long Government/Credit Bond Fund	5/1/2019	5/1/2019
Effective immediately, Timothy Doubek has returned from a medical leave of absence to resume his investment responsibilities as a Co-Portfolio Manager of the Fund.
Shareholders should retain this Supplement for future reference.
C-1876-11 A (5/19)